Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.9%
109,485	iShares 20+ Year Treasury Bond ETF	$ 17,874,521	1.9
101,018	iShares iBoxx Investment Grade Corporate Bond ETF	13,608,135	1.5
514,000	Schwab U.S. TIPS ETF	31,677,820	3.5
950,280	Xtrackers USD High Yield Corporate Bond ETF	45,708,468	5.0

	Total Exchange-Traded Funds
	(Cost $103,932,956)	108,868,944	11.9

MUTUAL FUNDS: 87.7%
	Affiliated Investment Companies: 87.7%
1,369,052	Voya Emerging Markets Index Portfolio - Class P2	16,154,818	1.8
6,137,125	Voya International Index Portfolio - Class P2	59,345,995	6.5
1,541,746	Voya Russell Small Cap Index Portfolio - Class P2	18,454,699	2.0
9,122,839	Voya Short Term Bond Fund - Class P2	90,589,792	9.9
37,152,497	Voya U.S. Bond Index Portfolio - Class P2	420,937,796	46.1
11,357,283	Voya U.S. Stock Index Portfolio - Class P2	195,799,553	21.4

	Total Mutual Funds
	(Cost $758,920,207)	801,282,653	87.7

	Total Long-Term Investments
	(Cost $862,853,163)	910,151,597	99.6

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
687,056	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $687,056)	687,056	0.1

	Total Short-Term Investments
	(Cost $687,056)	687,056	0.1

	Total Investments in Securities (Cost $863,540,219)	$ 910,838,653	99.7
	Assets in Excess of Other Liabilities	3,171,676	0.3
	Net Assets	$ 914,010,329	100.0

(1)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$108,868,944	$–	$–	$108,868,944
Mutual Funds	801,282,653	–	–	801,282,653
Short-Term Investments	687,056	–	–	687,056
Total Investments, at fair value	$910,838,653	$–	$–	$910,838,653
Other Financial Instruments+
Futures	464,985	–	–	464,985
Total Assets	$911,303,638	$–	$–	$911,303,638
Liabilities Table
Other Financial Instruments+
Futures	$(403,119)	$–	$–	$(403,119)
Total Liabilities	$(403,119)	$–	$–	$(403,119)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$9,949,232	$8,947,660	$(3,298,857)	$556,783	$16,154,818	$359,486	$(257,492)	$-
Voya High Yield Bond Fund - Class R6	-	4,397,758	(4,397,758)	-	-	26,193	354,124	-
Voya International Index Portfolio - Class P2	33,772,074	34,992,514	(7,640,713)	(1,777,880)	59,345,995	1,137,182	279,694	-
Voya Russell Small Cap Index Portfolio - Class P2	-	19,545,112	(680,896)	(409,517)	18,454,699	-	6,203	-
Voya Short Term Bond - Class P2	33,044,213	68,787,843	(12,580,973)	1,338,709	90,589,792	1,014,821	(194,560)	-
Voya U.S. Bond Index Portfolio - Class P2	211,044,886	250,954,699	(54,543,463)	13,481,674	420,937,796	5,745,584	3,709,211	1,203,922
Voya U.S. Stock Index Portfolio - Class P2	100,681,018	133,076,845	(46,654,993)	8,696,683	195,799,553	254,226	2,342,068	3,730,917
	$388,491,423	$520,702,431	$(129,797,653)	$21,886,452	$801,282,653	$8,537,492	$6,239,249	$4,934,839

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	246	12/18/20	$18,504,120	$(324,177)
S&P 500® E-Mini	69	12/18/20	11,564,400	(65,269)
			$30,068,520	$(389,446)
Short Contracts:
Mini MSCI EAFE Index	(148)	12/18/20	(13,713,680)	415,113
Mini MSCI Emerging Markets Index	(43)	12/18/20	(2,340,275)	49,872
U.S. Treasury 10-Year Note	(97)	12/21/20	(13,534,531)	(13,673)
			$(29,588,486)	$451,312

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $871,947,770.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,700,331
Gross Unrealized Depreciation	(8,747,582)
Net Unrealized Appreciation	$38,952,749